Oct. 30, 2015
Inv Prem | Fidelity U.S. Bond Index Fund
Supplement to the
Spartan® U.S. Bond Index Fund
Investor Class and Fidelity Advantage® Class
October 30, 2015
Prospectus

Effective June 14, 2016, Spartan® U.S. Bond Index Fund will be renamed Fidelity® U.S. Bond Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management feeA	0.03%	0.03%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.12%	0.02%
Total annual operating expenses	0.15%	0.05%

A Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$ 15	$ 5
3 years	$ 48	$ 16
5 years	$ 85	$ 28
10 years	$ 192	$ 64